INCOME TAXES	3 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 9 — INCOME TAX
The Company’s net deferred tax assets at December 31, 2020 is as follows:

December 31, 2020

Deferred tax assets

Net operating loss carryforward	$34,990

Unrealized loss on marketable securities	6,924

Total deferred tax assets	41,914

Valuation Allowance	(41,914)

Deferred tax assets, net allowance	$—

The income tax provision for the period from September 23, 2020 (inception) through December 31, 2020 consists of the following:

December 31, 2020

Federal

Current	$—

Deferred	(41,914)

State and Local

Current	—

Deferred	—

Change in valuation allowance	41,914

Income tax provision	$—

As of December 31, 2020, the Company had U.S. federal net operating loss carryforwards available to offset future taxable income of $166,619 which carryforward indefinitely.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from September 23, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $41,914.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

December 31, 2020

Statutory federal income tax rate	21.0%

State taxes, net of federal tax benefit	0.0%

Change in fair value of Warrants (see Note 2)	(13.4)%

Transaction costs attributable to Warrants	(5.9)%

Meals and entertainment	(0.3)%

Valuation allowance	(1.7)%

Income tax provision	0.0%

The Company files U.S. and California income tax returns. The Company’s tax returns for the year ended December 31, 2020 remain open and subject to examination. The Company considers California to be a significant state tax jurisdiction.